Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			2 Months Ended					12 Months Ended
	Nov. 12, 2008	Aug. 14, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010 One member of management [Member]	Oct. 31, 2009 One member of management [Member]	Oct. 31, 2011 Three members of management [Member]	Oct. 31, 2010 Three members of management [Member]	Oct. 31, 2009 Three members of management [Member]	Dec. 31, 2012 Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted under Equity Incentive Plan											1,500,000
Term of Equity Incentive Plan											10 years
Maximum number of shares which may be granted to any participant in any fiscal year											500,000
Restricted stock share based compensation vesting period	2 years	3 years
Restricted stock units share based compensation awards number vested						40,000	40,000	260,000	260,000	260,000
Recognised share based compensation expenses			$ 460	$ 565	$ 980
Unrecognised compensation cost			$ 260	$ 352
Remaining expected recognized cost period			21 months